Fair Value Measurements - Assets Measured at Fair Value on a Nonrecurring Basis (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	$ 0	$ 0	$ (6,305,426)	$ (36,609,332)
Total gains (losses)			(1,177,148)	0
Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total gains (losses)	0		(6,305,426)	(36,609,332)
Total gains (losses)	0		(1,177,148)
Nonrecurring basis | Quoted prices in active market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net			0	0
Goodwill			0
Nonrecurring basis | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net				291,838,498
Goodwill			0
Nonrecurring basis | Significant other unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net			0	0
Goodwill			9,424,999
Balance | Nonrecurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net	0		8,700,000	$ 291,838,498
Goodwill	0		9,424,999
Estimated fair value measurements | Nonrecurring basis | Quoted prices in active market (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net	0		0
Goodwill	0		0
Estimated fair value measurements | Nonrecurring basis | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net	0		8,700,000
Goodwill	0		0
Estimated fair value measurements | Nonrecurring basis | Significant other unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment, net	0		0
Goodwill	$ 0		$ 9,425,000